Structured Entities and Derecognition of Financial Assets - Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	$ 89,412	$ 85,139
Associated liabilities, carrying amount	88,954	85,061
Fair value	89,013	85,041
Associated liabilities, fair value	88,912	85,122
Residential mortgage securitizations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	16,939	17,121
Fair value	16,540	17,023
Securities held by counterparties as collateral under repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	39,788	36,469
Fair value	39,788	36,469
Securities lent for cash collateral [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	2,165	1
Fair value	2,165	1
Securities lent for securities collateral [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	30,520	31,548
Fair value	$ 30,520	$ 31,548